Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE, NET	$ 2,485,891	$ 4,571,614	$ 14,111,368	$ 23,829,463
COST OF REVENUE	2,183,112	4,148,398	12,623,576	20,610,000
GROSS PROFIT	302,779	423,216	1,487,792	3,219,463
COMMISSIONS	4,794	66,829	96,594	106,671
SALARIES AND WAGES	380,596	409,181	1,286,879	3,897,541
DEPRECIATION AND AMORTIZATION	44,079	77,765	268,341	215,089
OTHER OPERATING EXPENSES	317,398	446,433	1,639,484	2,953,069
LOSS FROM OPERATIONS	(444,088)	(576,992)	(1,803,506)	(3,952,907)
OTHER INCOME	76,518		891,667
FORBEARANCE FEE EXPENSE (NON-CASH)			(2,655,292)
INTEREST EXPENSE	(110,534)	(276,655)	(870,303)	(1,068,796)
NET LOSS	(478,104)	(853,647)	(4,437,434)	(5,021,703)
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST		(3,240)	7,577	(35,417)
NET LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(478,104)	(850,407)	(4,445,011)	(4,986,286)
DIVIDEND ON PREFERRED STOCK	28,260	28,259	113,040	113,041
NET LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP COMMON STOCKHOLDERS	(506,364)	(878,666)	(4,558,051)	(5,099,327)
COMPREHENSIVE LOSS:
TRANSLATION ADJUSTMENT ATTRIBUTABLE TO NON-CONTROLLING INTEREST		14,606	23,700	50,141
COMPREHENSIVE INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST		11,366	31,277	14,724
COMPREHENSIVE LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP.	$ (478,104)	$ (850,407)	(4,445,011)	(4,986,286)
INCOME TAX EXPENSE			(1,122)	(4,413)
NET LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP			(4,443,889)	(4,990,699)
COMPREHENSIVE LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP			$ (4,443,889)	$ (4,990,699)
Loss per basic and diluted common share:
Basic net loss per common share	$ (0.03)	$ (0.05)	$ (0.25)	$ (0.31)
Basic weighted average common shares outstanding	19,594,888	17,589,705	18,257,491	16,201,766
Fully diluted net loss per common share	$ (0.03)	$ (0.05)	$ (0.25)	$ (0.31)
Fully diluted weighted average common shares outstanding	19,594,888	17,589,705	18,257,491	16,201,766